Leases - Facilities Lessor - Additional Information (Q1) (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Weighted average remaining lease term, Facilities lessor	4 years 6 months	4 years 6 months